Debt Obligations Debt Obligations (Covenants Related To Credit Agrrements) (Narrative) (Details)	3 Months Ended	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2013
Debt Instrument [Line Items]
Debt instrument covenant maximum leverage ratio		6.0
Debt instrument covenant maximum leverage ratio, permitted during specific acquisition period		7
Debt instrument covenant minimum fixed charge coverage ratio		1.5
West Texas Gulf [Member]
Debt Instrument [Line Items]
Fixed Charge Coverage Ratio	1.12	1.12
Debt instrument covenant maximum leverage ratio		2.00
Debt instrument covenant minimum fixed charge coverage ratio	1.00
Leverage Ratio	0.88	0.88
ETP [Member]
Debt Instrument [Line Items]
Debt instrument covenant maximum leverage ratio		5
Debt instrument covenant maximum leverage ratio, permitted during specific acquisition period		5.5
Regency [Member]
Debt Instrument [Line Items]
Maximum consolidated EBITDA ratio		5.00
Maximum consolidated EBITA to consolidated interest expense		2.50
Maximum consolidated senior secured leverage ratio		3
Sunoco Logistics [Member]
Debt Instrument [Line Items]
Maximum consolidated EBITDA ratio		5.00
Adjusted EBITDA Ratio		2.80
Acquisition Period [Member] | Sunoco Logistics [Member]
Debt Instrument [Line Items]
Maximum consolidated EBITDA ratio		5.50
Minimum [Member] | West Texas Gulf [Member]
Debt Instrument [Line Items]
Debt instrument covenant minimum fixed charge coverage ratio	0.80
Maximum [Member] | West Texas Gulf [Member]
Debt Instrument [Line Items]
Debt instrument covenant minimum fixed charge coverage ratio	1.00